Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Other Liabilities

NOTE 5. OTHER LIABILITIES

ACCRUED LIABILITIES	As of March 31, 2013	As of December 31, 2012
Accrued vacation	$24,865	$42,177
Accrued sick time	71,250	76,900
Accrued incentive bonus and other	166,933	245,873
Accrued taxes payable	23,000	195,095
Accrued liabilities	$286,048	$560,045

Compensated employee absences are recorded in accordance with ASC Topic 710. Per our employment policy, unused and vested vacation hours are paid out to employees upon termination, either voluntary or involuntary. Unused and vested sick hours are carried over to subsequent years, however are not paid out upon termination.

	As of March 31, 2013	As of December 31, 2012
DEFERRED RENT AND OTHER LIABILITES
Deferred rent	$358,934	$371,156
Other	16,365	17,865
Deferred rent and other liabilities	$375,299	$389,021

NOTE 6. OTHER LIABILITIES

	As of December 31,
ACCRUED LIABILITIES	2012	2011
Accrued vacation	$42,177	$18,913
Accrued sick time	76,900	98,919
Accrued incentive bonus and other	245,873	1,258,921
Accrued taxes payable	195,095	—
Accrued liabilities	$560,045	$1,376,753

Compensated employee absences are recorded in accordance with ASC Topic 710. Per our employment policy, unused and vested vacation hours are paid out to employees upon termination, either voluntary or involuntary. Unused and vested sick hours are carried over to subsequent years, however are not paid out upon termination.

	As of December 31,
	2012	2011
DEFERRED RENT AND OTHER LIABILITES
Deferred rent	$371,156	$325,508
Other	17,865	16,100
Deferred rent and other liabilities	$389,021	$341,608